                                QUARTERLY REPORT
                               DECEMBER 31, 2000

                                   LEGG MASON
                                   INVESTORS
                                  TRUST, INC.

                                 U.S. SMALL-CAP
                                  VALUE TRUST

                                NAVIGATOR CLASS

                               [LEGG MASON LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Investors Trust's quarterly report for the Navigator Class of the U.S. Small-Capitalization Value Trust.

  The following table summarizes key statistics for the Navigator Class of shares of the Fund, as of December 31, 2000:

                                                                 3-Month        12-Month
                                                              Total Return*   Total Return*
                                                              -------------   -------------
U.S. Small-Capitalization Value Trust                             +7.71%          +8.91%
S&P 500 Stock Composite Index                                     -7.82%          -9.10%
Russell 2000 Index                                                -6.91%          -3.02%

  On the following pages, the portfolio managers for the Fund discuss the investment outlook for the Fund. Long-term investment results for the Fund are shown in the "Performance Information" section of this report.

                                             Sincerely,

                                             /S/ EDWARD A. TABER

                                             Edward A. Taber, III
                                             President

January 29, 2001

---------------

* Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

Portfolio Managers' Comments
U.S. Small-Capitalization Value Trust

     For the quarter, the portfolio rose +7.7%, compared to a gain of +8.1% for the Russell 2000 Value and losses of -6.9% for the Russell 2000 and -7.8% for the S&P 500. For the year, the portfolio returned +8.9%, while the Russell 2000 Value gained +22.8%, the Russell 2000 was off -3.0% (despite strong returns early in the year), and the S&P was down -9.1%.

     U.S. equity markets continued to be volatile in the fourth quarter as investors focused on the suddenly deteriorating domestic economy. Only a short time ago, economic activity seemed to be moderating from apparently over-heated levels toward attractive, long-term sustainable growth. Now, however, earnings reports have begun signaling a much sharper slowdown in business conditions. The Fed confirmed the slowdown by stating in its December meeting that while it would not immediately reduce interest rates, it had switched from a tightening stance to a neutral position. The subsequent reports of economic deterioration accumulated so quickly that the Fed, in a hastily called meeting during the first week of January, lowered short-term interest rates a full 50 basis points.(1) The market's current volatility arises from the negative reaction to the slowing economy competing with the enthusiasm over the Fed's willingness to intervene before the situation worsens further. To your portfolio's benefit, the threat of an economic downturn has accelerated investors' shift back toward evaluating stocks on a fundamental basis, not solely on overly optimistic growth expectations.

     Technology and growth stocks continued their rapid retreat from the unsustainable, extended valuations of earlier this year. Realigned expectations in the Internet economy, disappointments in the communications sector, and the impact of a slowing economy on technology spending all combined to batter tech stocks. At the same time, investors continued to broaden their interest away from growth stocks to include small-cap value stocks with solid fundamentals and realizable business plans. This group had been so neglected that valuations were at historically low levels compared to the rest of the market. As investors recognized this opportunity and fled the damage in the growth sector, small-cap value stocks provided the strongest returns available in the U.S. equity markets for the fourth quarter.

     The Fund's disciplined small-cap value style was particularly out of favor in late 1999 and early 2000; however, we did not deviate from our declared investment approach. We continued to invest in attractive small-cap companies with below market valuations because we believe that consistent value investing still provides superior long-term performance. Our discipline and belief in our process were demonstrated early in 2000 when we did not increase our technology weighting despite these stocks' tremendous returns. We avoided them because they completely failed to meet our valuation criteria. This discipline was rewarded as many tech stocks gave back their returns in the second half of 2000 - in that period, the tech sector was off -43.3% in the Russell 2000 and -20.7% in the Russell 2000 Value. Our perseverance with homebuilders, an out-of-favor group, paid off as the market finally recognized that the deeply discounted prices on these stocks were inconsistent with strong earnings performance. Altogether, our commitment to small-cap value has produced strong results since the tech euphoria peaked in early March. As a result, our portfolios finished the year well ahead of the

---------------
(1) 100 basis points = 1%.

Russell 2000 index. Note that the Russell 2000 Value rebalancing on June 30 reduced the index tech weight from 14% to 6%. This shift significantly helped the index return in the second half of 2000 as the stocks that left the index performed very poorly since the June rebalancing.

     Even with the strong recent returns, small-cap value remains at a deep discount to the overall U.S. equity market. The Russell 2000 Value's current relative valuation is still well below its range over the last twenty years. In addition, the Fund's holdings have lower valuations than the index despite similar fundamental characteristics. The portfolio's price-to-earnings and price-to-book ratios have reached 40% to 50% discounts to the Russell 2000 Value even though, on average, the portfolio's predicted forward growth rate and long-term debt-to-capital ratio are nearly identical to those of the index.

     The Fed's move to lower interest rates is a critical catalyst for releasing the tremendous return potential available from the Fund's portfolio. Historically, the Fund's disciplined small-cap value style has performed very well against the benchmarks when the Fed was reducing interest rates. As in the current environment, small-cap value stocks generally lag the rest of the market prior to Fed easing, and thus are poised to provide strong returns. In addition, declining interest rates and anticipation of the subsequent economic recovery tend to benefit value stocks. Given that we are only in the early phase of our performance recovery versus both the market and our peers, we think that the opportunity in this environment is tremendous.

     As always, we welcome the opportunity to discuss the portfolio and this report in more detail. If you have any questions or comments, please contact us.

                                                  Henry F. Otto

                                                  Steven M. Tonkovich

                                                  Managing Directors

January 26, 2001
DJIA 10660.0

Performance Information
Legg Mason Investors Trust, Inc.

Total Returns for One Year and Life of Class, as of December 31, 2000

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

  The Fund offers two classes of shares: Primary Class and Navigator Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders.

  The Fund's total returns as of December 31, 2000, were as follows:

                                 U.S. Small-Cap
                                  Value Trust
-----------------------------------------------
Average Annual Total Return
  Navigator Class:
    One Year                          +8.91%
    Life of Class*                    -3.25%
Cumulative Total Return
  Navigator Class:
    One Year                          +8.91%
    Life of Class*                    -8.04%
-----------------------------------------------


*           The inception date for the Navigator Class of the U.S.
            Small-Cap Value Trust was June 19, 1998.

U.S. Small-Capitalization Value Trust

SELECTED PORTFOLIO PERFORMANCE*

Strong performers for the 4th quarter 2000
----------------------------------------------------
 1.  Lindberg Corporation                   +135.2%
 2.  M. S. Carriers, Inc.                   +118.8%
 3.  Flagstar Bancorp, Inc.                 +104.1%
 4.  American Freightways Corporation        +76.0%
 5.  Musicland Stores Corporation            +75.2%
 6.  AmeriPath, Inc.                         +72.4%
 7.  DIMON Incorporated                      +69.2%
 8.  Trendwest Resorts, Inc.                 +62.4%
 9.  American Vanguard Corporation           +62.1%
10.  Industrial Bancorp, Inc.                +59.6%
Weak performers for the 4th quarter 2000
----------------------------------------------------
 1.  Standard Automotive Corporation         -84.2%
 2.  Del Global Technologies Corp.           -79.7%
 3.  PSC Inc.                                -75.0%
 4.  Superior TeleCom Inc.                   -67.7%
 5.  Roadhouse Grill, Inc.                   -67.0%
 6.  National Equipment Services, Inc.       -60.3%
 7.  Comfort Systems USA, Inc.               -59.0%
 8.  American Physicians Service
       Group, Inc.                           -58.6%
 9.  Shoe Pavilion, Inc.                     -57.9%
10.  Niagara Corporation                     -56.7%

* Securities held for the entire quarter.

PORTFOLIO CHANGES

Securities added during the 4th quarter 2000
--------------------------------------------------
Mueller Industries Inc.
Dillard's, Inc.
Varian Semiconductor Equipment Associates, Inc.
XTRA Corporation
Zale Corporation
The Toro Company
Louisiana-Pacific Corporation
Worthington Industries, Inc.
Handleman Company
Spartech Corporation

Securities sold during the 4th quarter 2000
--------------------------------------------------
MascoTech, Inc.
Detroit Diesel Corporation
Speciality Equipment Companies, Inc.
Simpson Industries, Inc.
The Cato Corporation
Centex Construction Products, Inc.
Cascade Corporation
Federal-Mogul Corporation
Engle Homes, Inc.
Champion Enterprises, Inc.

Portfolio of Investments
Legg Mason Investors Trust, Inc.
December 31, 2000 (Unaudited)
(Amounts in Thousands)

U.S. Small-Capitalization Value Trust

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 93.7%

Basic Materials -- 8.7%
  Agricultural Products -- 1.9%
  DIMON Incorporated                                                16                     $    90
  Standard Commercial Corporation                                    9                          60
  The Anderson's Inc.                                                6                          53
  Universal Corporation                                             25                         864
                                                                                           -------
                                                                                             1,067
                                                                                           -------
  Chemicals -- 0.4%
  Aceto Corporation                                                  1                           8
  Georgia Gulf Corporation                                          10                         176
  Hawkins Chemical, Inc.                                             3                          25
                                                                                           -------
                                                                                               209
                                                                                           -------
  Chemicals (Specialty) -- 3.0%
  A. Schulman, Inc.                                                 19                         220
  American Vanguard Corporation                                      1                          14
  Bairnco Corporation                                                6                          42
  Ethyl Corporation                                                 89                         128
  International Specialty Products Inc.                             22                         147(A)
  NL Industries, Inc.                                               39                         943
  Omnova Solutions Inc.                                             12                          74
  Quaker Chemical Corporation                                        7                         126
  USEC Inc.                                                          3                          11
                                                                                           -------
                                                                                             1,705
                                                                                           -------
  Construction Materials -- 0.5%
  Oglebay Norton Company                                             3                          64
  Texas Industries, Inc.                                             8                         231
                                                                                           -------
                                                                                               295
                                                                                           -------
  Containers and Packaging (Paper) -- 0.4%
  Mail-Well, Inc.                                                   17                          72(A)
  Northern Technologies International Corporation                    2                          12
  Rock-Tenn Company                                                 22                         163
                                                                                           -------
                                                                                               247
                                                                                           -------
  Metals Mining -- 0.1%
  Lindberg Corporation                                               4                          65
                                                                                           -------
  Paper and Forest Products -- 0.6%
  Baltek Corporation                                                 1                           3(A)
  BCT International, Inc.                                            3                           4(A)
  Buckeye Technologies Inc.                                          2                          28(A)

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Basic Materials -- Continued
  Paper and Forest Products -- Continued
  FiberMark, Inc.                                                    5                     $    41(A)
  Louisiana-Pacific Corporation                                     16                         162
  Nortek, Inc.                                                       3                          81(A)
  Workflow Management, Inc.                                          4                          28(A)
                                                                                           -------
                                                                                               347
                                                                                           -------
  Steel Products -- 1.4%
  Commercial Metals Company                                         11                         245
  Friedman Industries, Incorporated                                  5                          14
  IMCO Recycling Inc.                                               13                          69
  Niagara Corporation                                                5                           8(A)
  Quanex Corporation                                                10                         209
  Roanoke Electric Steel Corporation                                 3                          34
  Steel Technologies Inc.                                            8                          42
  Worthington Industries, Inc.                                      20                         159
                                                                                           -------
                                                                                               780
                                                                                           -------
  Steel (Producers) -- 0.4%
  AK Steel Holding Corporation                                       6                          53
  Northwest Pipe Company                                             4                          31(A)
  Steel Dynamics, Inc.                                               3                          30(A)
  UCAR International, Inc.                                          14                         133(A)
                                                                                           -------
                                                                                               247
                                                                                           -------
Capital Goods -- 17.4%
  Aerospace/Defense -- 2.0%
  AAR CORP                                                           2                          19
  Alliant Techsystems Inc.                                           7                         470(A)
  Kellstrom Industries, Inc.                                         8                          24(A)
  Ladish Co., Inc.                                                   9                         100(A)
  Triumph Group, Inc.                                                9                         365(A)
  Woodward Governor Company                                          4                         188
                                                                                           -------
                                                                                             1,166
                                                                                           -------
  Containers (Metal and Glass) -- 1.4%
  Ball Corporation                                                  14                         659
  Silgan Holdings Inc.                                              14                         126(A)
                                                                                           -------
                                                                                               785
                                                                                           -------
  Electrical Equipment -- 0.8%
  A.O. Smith Corporation                                             9                         152
  Boston Acoustics, Inc.                                             4                          56
  Catalina Lighting, Inc.                                            3                           6(A)
  Cohu, Inc.                                                         7                         103

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Capital Goods -- Continued
  Electrical Equipment -- Continued
  Delco Remy International, Inc.                                     7                     $    57(A)
  EDO Corporation                                                    4                          30
  Koss Corporation                                                   2                          56(A)
  Tech/Ops Sevcon, Inc.                                              1                          13
  The Carbide/Graphite Group, Inc.                                   4                           7(A)
                                                                                           -------
                                                                                               480
                                                                                           -------
  Engineering and Construction -- 0.7%
  Butler Manufacturing Company                                       5                         124
  Comfort Systems USA, Inc.                                         14                          30(A)
  Corrpro Companies                                                  5                          15(A)
  Encompass Services Corporation                                    22                         113(A)
  Meadow Valley Corporation                                          2                           7(A)
  Perini Corporation                                                 4                          12(A)
  RailWorks Corporation                                              3                           7(A)
  URS Corporation                                                    5                          69(A)
                                                                                           -------
                                                                                               377
                                                                                           -------
  Machinery (Diversified) -- 2.2%
  Cascade Corporation                                                9                         140
  Met-Pro Corporation                                                2                          23
  Milacron Inc.                                                     30                         479
  Pitt-Des Moines, Inc.                                              2                          72
  Raven Industries, Inc.                                             4                          59
  Shiloh Industries, Inc.                                            4                          12(A)
  TB Wood's Corporation                                              4                          29
  Tecumseh Products Company                                          6                         239
  The Manitowoc Company, Inc.                                        7                         203
                                                                                           -------
                                                                                             1,256
                                                                                           -------
  Manufacturing (Diversified) -- 4.5%
  Actuant Corporation                                                8                          24
  Alltrista Corporation                                              6                          78(A)
  Ampco-Pittsburgh Corporation                                       7                          79
  CIRCOR International, Inc.                                         1                          12
  Donnelly Corporation                                               3                          36
  GenCorp Inc.                                                      14                         132
  Graham Corporation                                              N.M.                           4(A)
  Griffon Corporation                                               23                         183(A)
  Kaman Corporation                                                 17                         278
  Lawson Products, Inc.                                              6                         158
  Myers Industries, Inc.                                             6                          94
  NACCO Industries, Inc.                                             6                         266

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Capital Goods -- Continued
  Manufacturing (Diversified) -- Continued
  National Service Industries, Inc.                                 13                     $   342
  Penn Engineering & Manufacturing Corp. - Class A                   4                         137(A)
  Spartech Corporation                                               6                         115
  Standex International Corporation                                  8                         169
  Terex Corporation                                                  6                          91(A)
  The First Years Inc.                                               2                          16
  The York Group, Inc.                                               6                          19
  Trinity Industries, Inc.                                          14                         360
                                                                                           -------
                                                                                             2,593
                                                                                           -------
  Manufacturing (Specialized) -- 2.9%
  Albany International Corp.                                         5                          67(A)
  Astec Industries, Inc.                                             6                          79(A)
  Briggs & Stratton Corporation                                      7                         306
  Fansteel Inc.                                                      5                          21(A)
  Gehl Company                                                       4                          48(A)
  Global Imaging Systems, Inc.                                       7                          25(A)
  JLG Industries, Inc.                                               1                          15
  Lincoln Electric Holdings, Inc.                                   14                         275
  PrimeSource Corporation                                            4                          16
  Regal-Beloit Corporation                                          13                         225
  SPS Technologies, Inc.                                             4                         225(A)
  York International Corporation                                    12                         381
                                                                                           -------
                                                                                             1,683
                                                                                           -------
  Metals -- 1.7%
  Chase Industries, Inc.                                            11                         115(A)
  General Cable Corporation                                         13                          56
  Metals USA, Inc.                                                  29                          80
  Mueller Industries, Inc.                                          19                         501(A)
  Ryerson Tull, Inc.                                                 8                          67
  Superior TeleCom Inc.                                             10                          19(A)
  Wolverine Tube, Inc.                                              10                         122(A)
                                                                                           -------
                                                                                               960
                                                                                           -------
  Office Equipment and Supplies -- 0.9%
  Ennis Business Forms, Inc.                                        12                          90
  New England Business Service, Inc.                                 4                          73
  The Standard Register Company                                     16                         221
  Wallace Computer Services, Inc.                                    8                         141
                                                                                           -------
                                                                                               525
                                                                                           -------

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Capital Goods -- Continued
  Trucks and Parts -- 0.2%
  Collins Industries, Inc.                                           5                     $    18
  Featherlite Inc.                                                   4                           5(A)
  Standard Automotive Corporation                                    1                           1(A)
  Supreme Industries, Inc.                                           9                          25(A)
  Wabash National Corporation                                        5                          40
                                                                                           -------
                                                                                                89
                                                                                           -------
  Waste Management -- 0.1%
  The IT Group, Inc.                                                 7                          37(A)
                                                                                           -------
Consumer Cyclicals -- 31.9%
  Auto Parts and Equipment -- 4.1%
  ArvinMeritor, Inc.                                                17                         195
  Bandag, Incorporated                                              13                         519
  Bandag, Incorporated-Class A                                       4                         121
  BorgWarner, Inc.                                                   9                         348
  Cooper Tire & Rubber Company                                      27                         283
  Dura Automotive Systems, Inc.                                     12                          64(A)
  Edelbrock Corporation                                              2                          25
  Gentek, Inc.                                                      16                         267
  Hayes Lemmerz International, Inc.                                 10                          67(A)
  Intermet Corporation                                              20                          72
  Midas, Inc.                                                        5                          61
  R & B, Inc.                                                        6                           9(A)
  Standard Motor Products, Inc.                                      5                          37
  Strattec Security Corporation                                      2                          71(A)
  TBC Corporation                                                   15                          66(A)
  Tower Automotive, Inc.                                            16                         139(A)
                                                                                           -------
                                                                                             2,344
                                                                                           -------
  Building Materials -- 1.8%
  Ameron International Corporation                                   3                          97
  Centex Construction Products, Inc.                                 6                         158
  Dal-Tile International Inc.                                       22                         312(A)
  Mikasa, Inc.                                                       8                         124
  NCI Building Systems, Inc.                                        13                         247(A)
  Universal Forest Products, Inc.                                    7                          98
                                                                                           -------
                                                                                             1,036
                                                                                           -------
  Consumer (Jewelry, Novelties and Gifts) -- 1.3%
  Department 56, Inc.                                               12                         142(A)
  Enesco Group, Inc.                                                 5                          23

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Cyclicals -- Continued
  Consumer (Jewelry, Novelties and Gifts) -- Continued
  Lancaster Colony Corporation                                       9                     $   244
  OroAmerica, Inc.                                                   4                          30(A)
  Russ Berrie and Company, Inc.                                     14                         296
                                                                                           -------
                                                                                               735
                                                                                           -------
  Footwear -- 0.3%
  Brown Shoe Company, Inc.                                           6                          73
  Saucony, Inc.                                                      1                          10(A)
  The Stride Rite Corporation                                       13                          92
                                                                                           -------
                                                                                               175
                                                                                           -------
  Gaming, Lottery and Parimutuel Companies -- 1.3%
  Black Hawk Gaming & Development Company, Inc.                      3                          19(A)
  Boyd Gaming Corporation                                           46                         158(A)
  GTECH Holdings Corporation                                        25                         522(A)
  Lakes Gaming, Inc.                                                 8                          72(A)
                                                                                           -------
                                                                                               771
                                                                                           -------
  Hardware and Tools -- 0.6%
  Park-Ohio Holdings Corp.                                           7                          32(A)
  Q.E.P. Co., Inc.                                                   3                          10(A)
  The Eastern Company                                                1                          18
  The L. S. Starrett Company                                         4                          99
  The Toro Company                                                   5                         172
  TransTechnology Corporation                                        4                          12
                                                                                           -------
                                                                                               343
                                                                                           -------
  Homebuilding -- 7.9%
  Beazer Homes USA, Inc.                                             6                         244(A)
  Bluegreen Corporation                                             17                          27(A)
  Crossmann Communities, Inc.                                        3                          69(A)
  D.R. Horton, Inc.                                                 24                         582
  Del Webb Corporation                                              14                         409(A)
  DeWolfe Companies, Inc.                                            2                          19(A)
  Dominion Homes, Inc.                                               4                          34(A)
  Fleetwood Enterprises, Inc.                                       22                         234
  Hovnanian Enterprises, Inc.                                       16                         150(A)
  Kaufman and Broad Home Corporation                                14                         455
  M/I Schottenstein Homes, Inc.                                      6                         145
  Palm Harbor Homes, Inc.                                           12                         181(A)
  Silverleaf Resorts, Inc.                                           3                           8(A)
  Standard Pacific Corp.                                            23                         528
  The Ryland Group, Inc.                                            12                         469

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Cyclicals -- Continued
  Homebuilding -- Continued
  Toll Brothers, Inc.                                               11                     $   450(A)
  Trammell Crow Company                                             21                         285(A)
  Trendwest Resorts, Inc.                                            6                         148(A)
  Washington Homes, Inc.                                             5                          63
                                                                                           -------
                                                                                             4,500
                                                                                           -------
  Household Furnishings and Appliances -- 1.7%
  Chromcraft Revington, Inc.                                         8                          80(A)
  Fedders Corporation                                               20                          93
  Flexsteel Industries, Inc.                                         4                          47
  Furniture Brands International, Inc.                              16                         345(A)
  La-Z-Boy Incorporated                                              4                          56
  The Rowe Companies                                                10                          27
  U. S. Industries, Inc.                                            38                         302
                                                                                           -------
                                                                                               950
                                                                                           -------
  Leisure Time (Products) -- 1.3%
  Arctic Cat, Inc.                                                   5                          59
  Coachmen Industries Inc.                                          12                         124
  Equity Marketing, Inc.                                             2                          32(A)
  GameTech International, Inc.                                       2                           5(A)
  Handleman Company                                                 17                         128(A)
  Johnson Outdoors Inc.                                              6                          33(A)
  K2 Inc.                                                           11                          90(A)
  Monaco Coach Corporation                                           6                         107(A)
  Steinway Musical Instruments, Inc.                                 2                          43(A)
  Winnebago Industries, Inc.                                         7                         130
                                                                                           -------
                                                                                               751
                                                                                           -------
  Lodging/Hotels -- 0.9%
  MeriStar Hotels & Resorts, Inc.                                    2                           5(A)
  Prime Hospitality Corp.                                           43                         497(A)
  Suburban Lodges of America, Inc.                                   2                           9(A)
                                                                                           -------
                                                                                               511
                                                                                           -------
  Publishing -- 0.1%
  Courier Corporation                                                2                          45
                                                                                           -------

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Cyclicals -- Continued
  Retail (Building Supplies) -- 0.7%
  Building Materials Holding Corporation                             9                     $    73(A)
  Hughes Supply, Inc.                                               17                         305
  Tractor Supply Company                                             3                          25(A)
                                                                                           -------
                                                                                               403
                                                                                           -------
  Retail (Computers and Electronics) -- N.M.
  REX Stores Corporation                                             1                          22(A)
                                                                                           -------
  Retail (Department Stores) -- 0.6%
  Dillard's, Inc.                                                   31                         365
                                                                                           -------
  Retail (Discounters) -- 0.1%
  Duckwall-ALCO Stores, Inc.                                         4                          21(A)
  ShopKo Stores, Inc.                                                9                          45(A)
  Value City Department Stores, Inc.                                 3                          17(A)
                                                                                           -------
                                                                                                83
                                                                                           -------
  Retail (Home Shopping) -- 0.1%
  Spiegel, Inc.                                                      5                          23
  Systemax, Inc.                                                    25                          31(A)
                                                                                           -------
                                                                                                54
                                                                                           -------
  Retail (Specialty-Apparel) -- 0.5%
  Burlington Coat Factory Warehouse Corporation                      2                          40
  S&K Famous Brands, Inc.                                            3                          22(A)
  The Buckle, Inc.                                                   3                          54(A)
  The Cato Corporation                                              13                         176
                                                                                           -------
                                                                                               292
                                                                                           -------
  Retail (Specialty) -- 1.5%
  A.C. Moore Arts & Crafts, Inc.                                     5                          42(A)
  Brookstone, Inc.                                                   3                          31(A)
  Cache, Inc.                                                        2                           6(A)
  Discount Auto Parts, Inc.                                          6                          30(A)
  Finlay Enterprises, Inc.                                           7                          75(A)
  First Cash, Inc.                                                   2                           4(A)
  Friedman's, Inc.                                                  13                          58
  Hancock Fabrics, Inc.                                              4                          13
  Haverty Furniture Companies, Inc.                                  6                          63
  J. Baker, Inc.                                                     4                          19
  Jo-Ann Stores, Inc.                                                6                          36(A)
  Lithia Motors, Inc.                                                3                          35(A)
  MarineMax, Inc.                                                    4                          21(A)

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Cyclicals -- Continued
  Retail (Specialty) -- Continued
  Musicland Stores Corporation                                      12                     $   144(A)
  Rush Enterprises, Inc.                                             2                           5(A)
  Shoe Carnival, Inc.                                                4                          28(A)
  Shoe Pavilion, Inc.                                                5                           6(A)
  Travis Boats & Motors, Inc.                                        1                           4(A)
  Ugly Duckling Corporation                                          4                          16(A)
  United Auto Group, Inc.                                            6                          41(A)
  Zale Corporation                                                   6                         183(A)
                                                                                           -------
                                                                                               860
                                                                                           -------
  Services (Commercial and Consumer) -- 4.1%
  Amerco                                                            10                         198(A)
  Avis Group Holdings, Inc.                                         16                         534(A)
  Capital Senior Living Corporation                                 14                          33(A)
  Central Garden & Pet Company                                      21                         145(A)
  Children's Comprehensive Services, Inc.                            5                          13(A)
  Cornell Companies, Inc.                                            3                          16(A)
  Dollar Thrifty Automotive Group, Inc.                              8                         141(A)
  Exponent, Inc.                                                     3                          33(A)
  FTI Consulting, Inc.                                               3                          31(A)
  Horizon Health Corporation                                         4                          25(A)
  Interpool, Inc.                                                   20                         333
  Lennox International Inc.                                          8                          62
  McGrath Rentcorp                                                   8                         145
  National Equipment Services, Inc.                                  7                          14(A)
  NCH Corporation                                                    2                          91
  OrthAlliance, Inc.                                                 5                          13(A)
  Refac                                                              3                           6(A)
  Right Management Consultants, Inc.                                 2                          31(A)
  Schlotzsky's, Inc.                                                 5                          13(A)
  Service Corporation International                                 36                          63(A)
  Stewart Enterprises, Inc.                                         77                         147
  Sylvan, Inc.                                                       3                          27(A)
  Thomas Group, Inc.                                                 3                          16(A)
  XTRA Corporation                                                   4                         211(A)
                                                                                           -------
                                                                                             2,341
                                                                                           -------
  Textiles -- 0.1%
  Dan River Inc.                                                     7                          15(A)
  The Dixie Group, Inc.                                              9                          21(A)
                                                                                           -------
                                                                                                36
                                                                                           -------

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Cyclicals -- Continued
  Textiles (Apparel) -- 2.5%
  Decorator Industries, Inc.                                         2                     $     6
  Garan, Incorporated                                                4                          86
  Gerber Childrenswear, Inc.                                         1                           4(A)
  Haggar Corp.                                                       1                           9
  Hartmarx Corporation                                               4                          10(A)
  Jos. A. Bank Clothiers, Inc.                                       4                          17(A)
  Kellwood Company                                                  20                         416
  Nautica Enterprises, Inc.                                         37                         567(A)
  OshKosh B'Gosh, Inc.                                               2                          39
  Oxford Industries, Inc.                                            6                          93
  Perry Ellis International, Inc.                                    4                          20(A)
  Sport-Haley, Inc.                                                  3                           9(A)
  Superior Uniform Group Inc.                                        1                          11
  Tandy Brands Accessories, Inc.                                     3                          20(A)
  UniFirst Corporation                                              12                         127
                                                                                           -------
                                                                                             1,434
                                                                                           -------
  Textiles (Home Furnishings) -- 0.4%
  Springs Industries, Inc.                                           4                         114
  WestPoint Stevens Inc.                                            18                         136
                                                                                           -------
                                                                                               250
                                                                                           -------
Consumer Staples -- 6.2%
  Beverages (Alcoholic) -- N.M.
  Todhunter International, Inc.                                      2                          14(A)
                                                                                           -------
  Beverages (Non-Alcoholic) -- 0.1%
  M&F Worldwide Corp.                                               15                          56(A)
                                                                                           -------
  Distributors (Food and Health) -- 0.3%
  Allou Health & Beauty Care, Inc.                                   2                           7(A)
  Herbalife International, Inc.                                     17                         128
  Nash-Finch Company                                                 5                          61
  Suprema Specialties, Inc.                                          1                           9(A)
                                                                                           -------
                                                                                               205
                                                                                           -------
  Entertainment -- N.M.
  Movie Gallery, Inc.                                                4                          12(A)
                                                                                           -------

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Staples -- Continued
  Food -- 0.7%
  Cagle's, Inc.                                                      4                     $    36
  Michael Foods, Inc.                                                9                         256
  Pilgrim's Pride Corporation                                        9                          70
  Pilgrim's Pride Corporation - Class A                              4                          21
                                                                                           -------
                                                                                               383
                                                                                           -------
  Household Products (Non-Durables) -- 0.4%
  CPAC, Inc.                                                         4                          23
  Craftmade International, Inc.                                      3                          19
  Stepan Company                                                     7                         173
                                                                                           -------
                                                                                               215
                                                                                           -------
  Housewares -- 0.6%
  American Biltrite, Inc.                                            3                          36
  Applica Incorporated                                               8                          36(A)
  Associated Materials Incorporated                                  1                          16
  Channell Commercial Corporation                                    5                          35(A)
  Foamex International Incorporated                                  8                          41(A)
  Ivex Packaging Corporation                                         4                          47(A)
  Oneida Ltd.                                                        5                          91
  Royal Appliance Mfg. Co.                                           2                           9(A)
  Summa Industries                                                   3                          24(A)
                                                                                           -------
                                                                                               335
                                                                                           -------
  Personal Care -- 0.4%
  French Fragrances, Inc.                                           10                         126(A)
  Nature's Sunshine Products, Inc.                                  13                          91
                                                                                           -------
                                                                                               217
                                                                                           -------
  Restaurants -- 1.4%
  Ark Restaurants Corp.                                              3                          14(A)
  Dave & Busters, Inc.                                               9                          99(A)
  ELXSI Corporation                                                  3                          23(A)
  Landry's Seafood Restaurants, Inc.                                22                         218
  Lone Star Steakhouse & Saloon, Inc.                                9                          90
  NPC International, Inc.                                            5                          50(A)
  Roadhouse Grill, Inc.                                              3                           4(A)
  Ryan's Family Steak Houses, Inc.                                  30                         278(A)
  Uno Restaurant Corporation                                         3                          28(A)
                                                                                           -------
                                                                                               804
                                                                                           -------

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Staples -- Continued
  Retail (Food Chains) -- 0.1%
  Marsh Supermarkets, Inc.                                           3                     $    53
                                                                                           -------
  Services -- 0.1%
  Correctional Services Corporation                                  3                           6(A)
  Healthcare Services Group, Inc.                                    8                          48(A)
                                                                                           -------
                                                                                                54
                                                                                           -------
  Services (Employment) -- 1.2%
  Butler International, Inc.                                         7                          31(A)
  CDI Corp.                                                         14                         206(A)
  General Employment Enterprises, Inc.                               4                           9
  Headway Corporate Resources, Inc.                                  5                           6(A)
  Kelly Services, Inc.                                               4                          99
  Personal Group Of America, Inc.                                   20                          34(A)
  RCM Technologies, Inc.                                             3                          11(A)
  RemedyTemp, Inc.                                                   2                          18(A)
  SOS Staffing Services, Inc.                                       10                          17(A)
  Spherion Corporation                                              23                         265(A)
  Westaff, Inc.                                                     12                          24(A)
                                                                                           -------
                                                                                               720
                                                                                           -------
  Specialty Printing -- 0.5%
  Cadmus Communications Corporation                                  5                          43
  Consolidated Graphics, Inc.                                        5                          61(A)
  John H. Harland Company                                            9                         131
  Media Arts Group, Inc.                                             9                          38(A)
                                                                                           -------
                                                                                               273
                                                                                           -------
  Tobacco -- 0.4%
  Schweitzer-Mauduit International, Inc.                            12                         228
                                                                                           -------
Energy -- 1.0%
  Oil (International Integrated) -- 0.2%
  Holly Corporation                                                  6                         116
                                                                                           -------
  Oil and Gas (Drilling and Equipment) -- 0.1%
  Kaneb Services, Inc.                                              10                          61(A)
                                                                                           -------
  Oil and Gas (Exploration and Production) -- 0.7%
  Adams Resources & Energy                                           3                          38
  Bellwether Exploration Company                                     3                          24(A)
  EnergySouth, Inc.                                                  3                          57

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Energy -- Continued
  Oil and Gas (Exploration and Production) -- Continued
  Mercury Air Group, Inc.                                            6                     $    27(A)
  Penn Virginia Corporation                                          6                         209
  World Fuel Services Corporation                                    9                          59
                                                                                           -------
                                                                                               414
                                                                                           -------
Financials -- 15.8%
  Banks (Major Regional) -- 3.4%
  BancFirst Ohio Corp.                                               3                          45
  BSB Bancorp, Inc.                                                  7                          90
  BYL Bancorp                                                        2                          24(A)
  Capital Crossing Bank                                              2                          20(A)
  Community Bank System, Inc.                                        2                          49
  Corrus Bankshares, Inc.                                           11                         544
  First Citizens Bancshares Inc.                                     6                         484
  First Oak Brook Bancshares, Inc.                                   2                          28
  GBC Bancorp                                                        2                          77
  Granite State Bankshares, Inc.                                  N.M.                           8
  Hamilton Bancorp Inc.                                              8                          67(A)
  Merchants Bancshares, Inc.                                         3                          68
  National City Bancorporation                                       7                         109(A)
  Pacific Crest Capital, Inc.                                        2                          29
  Republic Bancorp, Inc.                                            18                         196
  Republic First Bancorp, Inc.                                       1                           4(A)
  Three Rivers Bancorp, Inc.                                         5                          41
  USBANCORP, Inc.                                                   10                          43
  Yardville National Bancorp                                         3                          33
                                                                                           -------
                                                                                             1,959
                                                                                           -------
  Consumer Finance -- 0.4%
  Advanta Corp.                                                     13                         116
  American Business Financial Services, Inc.                         1                           6
  Onyx Acceptance Corporation                                        2                           5(A)
  Union Acceptance Corporation                                       1                           5(A)
  World Acceptance Corporation                                      14                          77(A)
                                                                                           -------
                                                                                               209
                                                                                           -------
  Financial (Diversified) -- 0.7%
  DVI, Inc.                                                          3                          53(A)
  FPIC Insurance Group, Inc.                                         3                          27(A)
  LandAmerica Financial Group, Inc.                                  6                         242
  Professionals Group, Inc.                                          4                         106(A)
                                                                                           -------
                                                                                               428
                                                                                           -------

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Financials -- Continued
  Insurance Brokers -- 0.3%
  E. W. Blanch Holdings, Inc.                                        4                     $    75
  Healthcare Recoveries, Inc.                                        7                          21(A)
  Interstate National Dealer Services, Inc.                          3                          18(A)
  Kaye Group Inc.                                                    4                          34
                                                                                           -------
                                                                                               148
                                                                                           -------
  Insurance (Life/Health) -- 2.9%
  AmerUs Group Co.                                                  22                         712
  Delphi Financial Group, Inc.                                      14                         550(A)
  National Western Life Insurance Company                            3                         268(A)
  Presidential Life Corporation                                     10                         148
  Standard Management Corporation                                    5                          15(A)
                                                                                           -------
                                                                                             1,693
                                                                                           -------
  Insurance (Multi-Line) -- 0.2%
  Penn Treaty American Corporation                                   6                         100(A)
                                                                                           -------
  Insurance (Property/Casualty) -- 2.9%
  Atlantic American Corporation                                      1                           3(A)
  Bancinsurance Corporation                                          2                          11(A)
  Donegal Group Inc.                                                 6                          59
  Enhance Financial Services Group, Inc.                            29                         454
  Merchants Group, Inc.                                              1                          18
  Philadelphia Consolidated Holding Corp.                            4                         123(A)
  SCPIE Holdings Inc.                                                3                          80
  Selective Insurance Group, Inc.                                    1                          17
  State Auto Financial Corporation                                   3                          54
  The Commerce Group, Inc.                                          26                         709
  The Midland Company                                                3                          94
  Vesta Insurance Group, Inc.                                        4                          19
                                                                                           -------
                                                                                             1,641
                                                                                           -------
  Investment Banking/Brokerage -- 0.1%
  Southwest Securities Group, Inc.                                   3                          83
                                                                                           -------
  Investment Management -- N.M.
  American Physicians Service Group, Inc.                            2                           3(A)
                                                                                           -------
  Savings and Loan Companies -- 4.9%
  Alliance Bancorp of New England, Inc.                              1                           9
  BankAtlantic Bancorp, Inc.                                        30                         112
  BankUnited Financial Corporation                                   6                          49(A)

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Financials -- Continued
  Savings and Loan Companies -- Continued
  Banner Corporation                                                 1                     $    20
  Camco Financial Corporation                                        1                          14
  Dime Community Bancshares                                          3                          66
  Downey Financial Corp.                                            12                         638
  First Bell Bancorp, Inc.                                           1                           8
  First Defiance Financial Corp.                                     1                           6
  First Essex Bancorp, Inc.                                          2                          44
  First Republic Bank                                                3                         102(A)
  FirstFed Financial Corp.                                          15                         478(A)
  Flagstar Bancorp, Inc.                                             9                         235
  GA Financial, Inc.                                                 4                          48
  Hawthorne Financial Corporation                                    4                          52(A)
  IBERIABANK Corporation                                             5                         102
  Industrial Bancorp, Inc.                                           1                          26
  ITLA Capital Corporation                                           5                          94(A)
  Local Financial Corporation                                        2                          26(A)
  MAF Bancorp, Inc.                                                  5                         139
  Matrix Bancorp, Inc.                                               2                          11(A)
  MetroWest Bank                                                     4                          24
  Parkvale Financial Corporation                                     5                          97
  PennFed Financial Services, Inc.                                   3                          48
  PFF Bancorp, Inc.                                                  3                          59
  Republic Security Financial Corporation                           18                         129
  St. Francis Capital Corporation                                    3                          43
  Sterling Financial Corporation                                     7                          81(A)
  WSFS Financial Corporation                                         4                          45
                                                                                           -------
                                                                                             2,805
                                                                                           -------
Health Care -- 1.8%
  Health Care (Diversified) -- 0.1%
  Sierra Health Services, Inc.                                      11                          41(A)
                                                                                           -------
  Health Care (Drugs/Major Pharmaceuticals) -- N.M.
  Chattem, Inc.                                                      3                          19(A)
  Hi-Tech Pharmacal Co., Inc.                                        2                           8(A)
  USANA, Inc.                                                        3                           5(A)
                                                                                           -------
                                                                                                32
                                                                                           -------

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Health Care -- Continued
  Health Care (Long Term Care) -- 0.2%
  Beverly Enterprises, Inc.                                          5                     $    43(A)
  Prime Medical Services, Inc.                                       1                           5(A)
  Radiologix, Inc.                                                  15                          75(A)
                                                                                           -------
                                                                                               123
                                                                                           -------
  Health Care (Managed Care) -- 0.4%
  US Oncology, Inc.                                                 34                         214(A)
                                                                                           -------
  Health Care (Medical Products and Supplies) -- 0.4%
  CONMED Corporation                                                 5                          87(A)
  Del Global Technologies Corp.                                      5                          11(A)
  Lakeland Industries, Inc.                                          1                           4(A)
  Minntech Corporation                                               2                          13
  Ocular Sciences, Inc.                                              5                          59(A)
  Rehabilicare Inc.                                                  2                           5(A)
  Sola International Inc.                                            5                          21(A)
  Utah Medical Products, Inc.                                        1                           8(A)
                                                                                           -------
                                                                                               208
                                                                                           -------
  Health Care (Specialized Services) -- 0.7%
  AmeriPath, Inc.                                                   16                         395(A)
  Curative Health Services, Inc.                                     7                          38(A)
                                                                                           -------
                                                                                               433
                                                                                           -------
Technology -- 2.7%
  Communications Equipment -- 0.2%
  Applied Signal Technology, Inc.                                    6                          30
  Brightpoint, Inc.                                                 16                          57(A)
  Cobra Electronics Corporation                                      3                          19(A)
                                                                                           -------
                                                                                               106
                                                                                           -------
  Computers (Peripherals) -- 0.1%
  Printronix, Inc.                                                   4                          28(A)
  PSC Inc.                                                           9                           7(A)
                                                                                           -------
                                                                                                35
                                                                                           -------
  Computers (Software/Services) -- 0.9%
  Amplicon, Inc.                                                     6                          64
  Avant! Corporation                                                24                         443(A)
                                                                                           -------
                                                                                               507
                                                                                           -------

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Technology -- Continued
  Electronics (Component Distributors) -- 0.4%
  Pioneer-Standard Electronics, Inc.                                18                     $   198
                                                                                           -------
  Electronics (Instrumentation) -- 0.1%
  Hurco Companies, Inc.                                              4                          15(A)
  inTEST Corporation                                              N.M.                           2(A)
  K-Tron International, Inc.                                         2                          39(A)
  Mesa Laboratories, Inc.                                            2                          10(A)
                                                                                           -------
                                                                                                66
                                                                                           -------
  Electronics (Semiconductors) -- 0.1%
  NeoMagic Corporation                                              20                          58(A)
                                                                                           -------
  Equipment (Semiconductor) -- 0.8%
  Kulicke and Soffa Industries, Inc.                                 8                          92(A)
  Varian Semiconductor Equipment Associates, Inc.                   16                         383(A)
                                                                                           -------
                                                                                               475
                                                                                           -------
  Photography/Imaging -- N.M.
  Polaroid Corporation                                               3                          14
                                                                                           -------
  Services (Computer Systems) -- 0.1%
  Gerber Scientific, Inc.                                            7                          58
  Manchester Equipment Co., Inc.                                     2                           4(A)
  Software Spectrum, Inc.                                            3                          17(A)
                                                                                           -------
                                                                                                79
                                                                                           -------
Transportation -- 6.7%
  Air Freight -- N.M.
  Air Methods Corporation                                            3                          10(A)
                                                                                           -------
  Airlines -- 1.3%
  Alaska Air Group, Inc.                                             9                         259(A)
  America West Holdings Corporation                                 32                         410(A)
  Amtran, Inc.                                                       2                          25(A)
  Mesaba Holdings, Inc.                                              1                          17(A)
  Midway Airlines Corporation                                        6                          17(A)
                                                                                           -------
                                                                                               728
                                                                                           -------

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Transportation -- Continued
  Railroads -- 1.6%
  Genesee & Wyoming Inc.                                             3                     $    80(A)
  The Greenbrier Companies, Inc.                                    11                          88
  Wabtec Corporation                                                23                         269
  Wisconsin Central Transportation Corporation                      33                         494(A)
                                                                                           -------
                                                                                               931
                                                                                           -------
  Truckers -- 3.8%
  American Freightways Corporation                                   6                         154(A)
  Arkansas Best Corporation                                         14                         260(A)
  Arnold Industries, Inc.                                           19                         335
  Boyd Bros. Transportation Inc.                                     2                           5(A)
  Covenant Transport, Inc.                                          11                         120(A)
  M. S. Carriers, Inc.                                            N.M.                           3(A)
  Old Dominion Freight Line, Inc.                                    5                          49(A)
  P.A.M. Transportation Services, Inc.                               6                          50(A)
  Roadway Express, Inc.                                             15                         316
  Rollins Truck Leasing Corp.                                       21                         170
  Transport Corporation of America, Inc.                             5                          21(A)
  U.S. Xpress Enterprises, Inc.                                     11                          62(A)
  USA Truck, Inc.                                                    6                          35(A)
  USFreightways Corporation                                          5                         162
  Yellow Corporation                                                20                         405(A)
                                                                                           -------
                                                                                             2,147
                                                                                           -------
Utilities -- 1.5%
  Electric Companies -- 1.5%
  Maine Public Service Company                                       1                          32
  Public Service Company of New Mexico                              15                         413
  RGS Energy Group, Inc.                                            12                         402
                                                                                           -------
                                                                                               847
                                                                                           -------
Total Common Stock and Equity Interests (Identified
  Cost -- $56,631)                                                                          53,695
--------------------------------------------------------------------------------------------------

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Repurchase Agreements -- 5.0%
    Goldman, Sachs & Company
      6.34%, dated 12/29/00, to be repurchased at $1,428 on
      1/2/01 (Collateral: $1,493 Fannie-Mae mortgage-backed
      securities, 6%, due 10/1/13, value $1,481)                $1,427                     $ 1,427
    Morgan Stanley Dean Witter & Co., Inc.
      6.32%, dated 12/29/00, to be repurchased at $1,428 on
      1/2/01 (Collateral: $1,415 Fannie-Mae mortgage-backed
      securities, 8.5%, due 4/1/17, value $1,465)                1,427                       1,427
                                                                                           -------
    Total Repurchase Agreements (Identified Cost -- $2,854)                                  2,854
--------------------------------------------------------------------------------------------------
    Total Investments -- 98.7% (Identified Cost -- $59,485)                                 56,549
    Other Assets Less Liabilities -- 1.3%                                                      774
                                                                                           -------
    NET ASSETS -- 100%                                                                     $57,323
                                                                                           =======
    NET ASSET VALUE PER SHARE:
      PRIMARY CLASS                                                                          $8.57
                                                                                             =====
      NAVIGATOR CLASS                                                                        $8.80
                                                                                             =====
--------------------------------------------------------------------------------------------------


(A)         Non-income producing.

N.M. -- Not meaningful.

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                                   SPECIALTY FUNDS:
Value Trust                                      Balanced Trust
Special Investment Trust                         Financial Services Fund
Total Return Trust                               Opportunity Trust
American Leading Companies Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                                 TAXABLE BOND FUNDS:
                                                 U.S. Government Intermediate-Term
Global Income Trust                              Portfolio
Europe Fund                                      Investment Grade Income Portfolio
International Equity Trust                       High Yield Portfolio
Emerging Markets Trust

           TAX-FREE BOND FUNDS:                             MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust          U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust                   Cash Reserve Trust
Pennsylvania Tax-Free Income Trust               Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                               [LEGG MASON LOGO]

Investment Manager

      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Advisers

      Brandywine Asset Management, Inc.
      Wilmington, DE

Board of Directors

      John F. Curley, Jr., Chairman
      Edward A. Taber, III, President
      Nelson A. Diaz
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      G. Peter O'Brien
      T. A. Rodgers

Transfer and Shareholder Servicing Agent

      Boston Financial Data Services
      Boston, MA

Custodian

      State Street Bank & Trust Company
      Boston, MA

Counsel

      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Auditors

      Ernst & Young LLP
      Philadelphia, PA

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                       LEGG MASON WOOD WALKER, INCORPORATED

               ----------------------------------------------------

                                 100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                 410 - 539 - 0000

      LMF-013
      2/01